Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Liabilities Schedule Of Other Current Liabilities Details
Schedule of Deferred Income
	December 31
	2017	2016
	USD thousands	USD thousands
Other deferred income	3,471	2,197
Deferred income relating to trade-in arrangements	-	1,834

	3,471	4,031

Schedule of Other Current Liabilities
	December 31
	2017	2016
	USD thousands	USD thousands
Salary and related liabilities	5,114	4,905
Accrued expenses	4,280	3,029
Institutions	234	300
Tax provision	8	8
Related parties*	76	45
Other	162	175

	9,874	8,462

*    See Note 21 - Related Parties, for additional information regarding transactions and balances with related parties.